Fair value estimation - Maturity of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value estimation
Borrowings	$ (6,411)	$ (5,072)
Non-derivative financial instruments	(6,411)	(5,072)
Net derivative inflow/(outflow)	131	(122)
Net inflow/(outflow)	(6,280)	(5,194)
Less than 1 year
Fair value estimation
Borrowings	(1,518)	(1,534)
Non-derivative financial instruments	(1,518)	(1,534)
Net derivative inflow/(outflow)	35	(32)
Net inflow/(outflow)	(1,483)	(1,566)
Between 1 and 5 years
Fair value estimation
Borrowings	(3,676)	(2,314)
Non-derivative financial instruments	(3,676)	(2,314)
Net derivative inflow/(outflow)	88	(90)
Net inflow/(outflow)	(3,588)	(2,404)
Over 5 years
Fair value estimation
Borrowings	(1,217)	(1,224)
Non-derivative financial instruments	(1,217)	(1,224)
Net derivative inflow/(outflow)	8
Net inflow/(outflow)	(1,209)	(1,224)
Cross-currency interest rate swaps
Fair value estimation
Outflow	(2,151)	(2,181)
Inflow	2,280	2,063
Cross-currency interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(802)	(59)
Inflow	836	31
Cross-currency interest rate swaps | Between 1 and 5 years
Fair value estimation
Outflow	(1,349)	(2,122)
Inflow	1,444	2,032
Interest rate swaps
Fair value estimation
Outflow	(10)
Inflow	8
Interest rate swaps | Less than 1 year
Fair value estimation
Outflow	(3)
Interest rate swaps | Between 1 and 5 years
Fair value estimation
Outflow	(7)
Interest rate swaps | Over 5 years
Fair value estimation
Inflow	8
Foreign exchange swaps
Fair value estimation
Outflow	(284)	(455)
Inflow	289	451
Foreign exchange swaps | Less than 1 year
Fair value estimation
Outflow	(284)	(455)
Inflow	289	451
Foreign exchange forwards
Fair value estimation
Outflow	(48)	(13)
Inflow	48	13
Foreign exchange forwards | Less than 1 year
Fair value estimation
Outflow	(48)	(13)
Inflow	$ 48	$ 13